Convertible Promissory Notes (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Total convertible notes payable	$ 201,048	$ 157,048
Less discounts	(14,988)	(24,530)	25,669
Convertible notes net of discount	186,060	132,518
Convertible Debt One [Member]
Short-term Debt [Line Items]
Total convertible notes payable	42,048	42,048
Convertible Debt Two [Member]
Short-term Debt [Line Items]
Total convertible notes payable	30,000	50,000
Convertible Debt Three [Member]
Short-term Debt [Line Items]
Total convertible notes payable	10,000	10,000
Convertible Debt Four [Member]
Short-term Debt [Line Items]
Total convertible notes payable	5,000	5,000
Convertible Debt Five [Member]
Short-term Debt [Line Items]
Total convertible notes payable	10,000	10,000
Convertible Debt Six [Member]
Short-term Debt [Line Items]
Total convertible notes payable	10,000	10,000
Convertible Debt Seven [Member]
Short-term Debt [Line Items]
Total convertible notes payable	10,000	10,000
Convertible Debt Eight [Member]
Short-term Debt [Line Items]
Total convertible notes payable	10,000	10,000
Convertible Debt Nine [Member]
Short-term Debt [Line Items]
Total convertible notes payable	10,000	10,000
Convertible Debt Ten [Member]
Short-term Debt [Line Items]
Total convertible notes payable	$ 64,000